TRADE AND OTHER RECEIVABLES - Schedule of Movements in the Allowance for Expected Credit Losses (Details) - Expected credit losses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movements in the Allowance for Expected Credit Losses [Line Items]
Expected credit losses beginning balance	$ 15	$ 14
Expected credit losses ending balance	18	15
Trade and other receivables
Schedule of Movements in the Allowance for Expected Credit Losses [Line Items]
Accruals for expected credit losses	2	3
Foreign currency translation adjustment		(1)
Other movements	1	(1)
Accruals for expected credit losses	2	3
Foreign currency translation adjustment		(1)
Other movements	$ 1	$ (1)